Condensed Consolidated Statements of Changes in Stockholders Deficit (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2017	$ 5,000		$ 9	$ 32,984,989	$ (38,243,523)	$ (46,477)	$ (141,749)	$ (5,441,751)
Balance, shares at Jun. 30, 2017	500,000	1	9,156
Issuance of common stock for conversion of convertible debt and accrued interest			$ 82	2,770,106				2,770,188
Issuance of common stock for conversion of convertible debt and accrued interest, shares			81,795
Reclassification of put premium upon debt conversion				948,129				948,129
Extinguishment of derivative liability associated with convertible notes				809,642				809,642
Loss on settlement of debt, net				55,201				55,201
Loss on settlement of debt, net, shares			(30)
Foreign currency translation loss (gain)							499,678	$ 499,678
Issuance of common stock for exercise of warrants, shares
Issuance of common stock for services			$ 2	129,998				$ 130,000
Issuance of common stock for services, shares			1,938
Stock option expense				516,148				516,148
Net loss					(7,039,155)			(7,039,155)
Balance at Jun. 30, 2018	$ 5,000		$ 93	38,214,213	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	92,859
Issuance of common stock for conversion of convertible debt and accrued interest			$ 258	1,413,060				1,413,318
Issuance of common stock for conversion of convertible debt and accrued interest, shares			258,285
Reclassification of put premium upon debt conversion				600,209				600,209
Extinguishment of derivative liability associated with convertible notes				1,029,039				1,029,039
Exercise of warrants				30				30
Exercise of warrants, shares			24
Foreign currency translation loss (gain)							276,216	276,216
Net loss					(2,124,936)			(2,124,936)
Balance at Sep. 30, 2018	$ 5,000		$ 351	41,256,551	(47,407,614)	(46,477)	634,145	(5,558,044)
Balance, shares at Sep. 30, 2018	500,000	1	351,168
Balance at Jun. 30, 2018	$ 5,000		$ 93	38,214,213	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	92,859
Net loss								(4,156,830)
Balance at Mar. 31, 2019	$ 5,000		$ 771	45,190,335	(49,439,508)	(46,477)	876,857	(3,413,022)
Balance, shares at Mar. 31, 2019	500,000	1	770,428
Balance at Jun. 30, 2018	$ 5,000		$ 93	38,214,213	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	92,859
Issuance of common stock for conversion of convertible debt and accrued interest			$ 704	3,350,079				3,350,783
Issuance of common stock for conversion of convertible debt and accrued interest, shares			704,258
Issuance of common stock under equity purchase agreement			$ 147	1,100,233				1,100,380
Issuance of common stock under equity purchase agreement, shares			147,200
Reclassification of put premium upon debt conversion				1,824,317				1,824,317
Extinguishment of derivative liability associated with convertible notes				1,029,039				1,029,039
Foreign currency translation loss (gain)							709,069	709,069
Issuance of common stock for exercise of warrants				30				$ 30
Issuance of common stock for exercise of warrants, shares			24
Issuance of common stock for offering costs			$ 8	298,914				$ 298,922
Issuance of common stock for offering costs, shares			7,701
Issuance of common stock for services			$ 16	168,984				169,000
Issuance of common stock for services, shares			16,000
Amortization of offering cost				(313,923)				(313,923)
Stock based compensation in connection with stock option grants and restricted stock unit grants				41,436				41,436
Net loss					(5,758,369)			(5,758,369)
Balance at Jun. 30, 2019	$ 5,000		$ 968	45,713,322	(51,041,047)	(46,477)	1,066,998	(4,301,236)
Balance, shares at Jun. 30, 2019	500,000	1	968,042
Balance at Sep. 30, 2018	$ 5,000		$ 351	41,256,551	(47,407,614)	(46,477)	634,145	(5,558,044)
Balance, shares at Sep. 30, 2018	500,000	1	351,168
Issuance of common stock for conversion of convertible debt and accrued interest			$ 128	1,094,972				1,095,100
Issuance of common stock for conversion of convertible debt and accrued interest, shares			127,685
Reclassification of put premium upon debt conversion				708,184				708,184
Foreign currency translation loss (gain)							358,279	358,279
Issuance of common stock under put premium			$ 54	574,506				574,560
Issuance of common stock under put premium, shares			54,000
Issuance of common stock for offering costs			$ 8	298,915				298,923
Issuance of common stock for offering costs, shares			7,702
Issuance of common stock for services			$ 6	68,994				69,000
Issuance of common stock for services, shares			6,000
Net loss					(1,450,038)			(1,450,038)
Balance at Dec. 31, 2018	$ 5,000		$ 547	44,002,122	(48,857,652)	(46,477)	992,424	(3,904,036)
Balance, shares at Dec. 31, 2018	500,000	1	546,555
Issuance of common stock for conversion of convertible debt and accrued interest			$ 141	583,190				583,331
Issuance of common stock for conversion of convertible debt and accrued interest, shares			140,673
Reclassification of put premium upon debt conversion				361,610				361,610
Foreign currency translation loss (gain)							(115,567)	(115,567)
Issuance of common stock under put premium			$ 73	457,346				457,419
Issuance of common stock under put premium, shares			73,200
Issuance of common stock for services			$ 10	99,990				100,000
Issuance of common stock for services, shares			10,000
Amortization of offering cost				(313,923)				(313,923)
Net loss					(581,856)			(581,856)
Balance at Mar. 31, 2019	$ 5,000		$ 771	45,190,335	(49,439,508)	(46,477)	876,857	(3,413,022)
Balance, shares at Mar. 31, 2019	500,000	1	770,428
Balance at Jun. 30, 2019	$ 5,000		$ 968	45,713,322	(51,041,047)	(46,477)	1,066,998	(4,301,236)
Balance, shares at Jun. 30, 2019	500,000	1	968,042
Issuance of common stock for conversion of convertible debt and accrued interest			$ 182	123,531				123,713
Issuance of common stock for conversion of convertible debt and accrued interest, shares			181,939
Reclassification of put premium upon debt conversion				73,235				73,235
Foreign currency translation loss (gain)							563,687	563,687
Relative fair value of warrants issued with convertible debt				375,905				375,905
Issuance of common stock for services			$ 20	39,780				39,800
Issuance of common stock for services, shares			20,000
Stock based compensation in connection with stock option grants and restricted stock unit grants				75,104				75,104
Net loss					(1,491,940)			(1,491,940)
Balance at Sep. 30, 2019	$ 5,000		$ 1,170	46,400,877	(52,532,987)	(46,477)	1,630,685	(4,541,732)
Balance, shares at Sep. 30, 2019	500,000	1	1,169,981
Balance at Jun. 30, 2019	$ 5,000		$ 968	45,713,322	(51,041,047)	(46,477)	1,066,998	(4,301,236)
Balance, shares at Jun. 30, 2019	500,000	1	968,042
Net loss								(5,944,711)
Balance at Mar. 31, 2020	$ 5,000		$ 18,481	48,879,086	(56,985,758)	(46,477)	3,282,760	(4,846,908)
Balance, shares at Mar. 31, 2020	500,000	1	18,481,410
Balance at Sep. 30, 2019	$ 5,000		$ 1,170	46,400,877	(52,532,987)	(46,477)	1,630,685	(4,541,732)
Balance, shares at Sep. 30, 2019	500,000	1	1,169,981
Issuance of common stock for conversion of convertible debt and accrued interest			$ 1,065	218,401				219,466
Issuance of common stock for conversion of convertible debt and accrued interest, shares			1,064,920
Reclassification of put premium upon debt conversion				86,970				86,970
Foreign currency translation loss (gain)							(629,494)	(629,494)
Stock based compensation in connection with stock option grants and restricted stock unit grants				75,104				75,104
Stock based compensation in connection with fair value of warrants issued for services				984,810				984,810
Net loss					(1,867,109)			(1,867,109)
Balance at Dec. 31, 2019	$ 5,000		$ 2,235	47,766,162	(54,400,096)	(46,477)	1,001,191	(5,671,985)
Balance, shares at Dec. 31, 2019	500,000	1	2,234,901
Issuance of common stock for conversion of convertible debt and accrued interest			$ 16,096	793,989				810,085
Issuance of common stock for conversion of convertible debt and accrued interest, shares			16,096,509
Reclassification of put premium upon debt conversion				222,981				222,981
Foreign currency translation loss (gain)							2,281,569	2,281,569
Issuance of common stock for services			$ 150	20,850				21,000
Issuance of common stock for services, shares			150,000
Stock based compensation in connection with stock option grants and restricted stock unit grants				75,104				75,104
Net loss					(2,585,662)			(2,585,662)
Balance at Mar. 31, 2020	$ 5,000		$ 18,481	$ 48,879,086	$ (56,985,758)	$ (46,477)	$ 3,282,760	$ (4,846,908)
Balance, shares at Mar. 31, 2020	500,000	1	18,481,410